                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22137

                        Oppenheimer Master Loan Fund, LLC
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                        Principal
                                                                          Amount           Value
                                                                     --------------   ---------------
CORPORATE LOANS--94.2%
CONSUMER DISCRETIONARY--28.9%
AUTO COMPONENTS--2.8%
Dana Corp., Sr. Sec. Credit Facilities Term Loan, 4.52%-4.54%,
1/30/15(1)                                                           $   15,941,875   $    16,048,989
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.75%, 9/29/16(1)                                              3,206,963         3,263,084
Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.50%, 12/16/16(1)                                  3,665,000         3,699,359
TI Automotive Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 9.50%, 6/24/16(1)                                                   4,588,500         4,645,856
United Components, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.25%, 3/23/17(1)                                                   9,975,000        10,079,738
Visteon Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term
Loan, 8%, 10/1/17(1)                                                     20,100,000        20,376,375
                                                                                      ---------------
                                                                                           58,113,401
AUTOMOBILES--0.9%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1,
5.333%, 8/3/13(2,3)                                                       9,001,403           101,266
Ford Motor Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
3.02%-3.04%, 12/16/13(1)                                                 17,914,480        17,867,150
                                                                                      ---------------
                                                                                           17,968,416
DIVERSIFIED CONSUMER SERVICES--0.3%
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7%, 8/17/14(1)                                                 6,198,615         6,194,740
HOTELS, RESTAURANTS & LEISURE--6.7%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.75%, 4/22/16(1)                              9,094,300         8,814,651
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.50%, 4/15/15(1)                                       10,271,827        10,310,346
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 8.50%, 7/13/12(1)                                  21,670,711        21,733,924
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit
Facilities Term Loan:
Tranche B2, 3.288%, 1/28/15(1)                                            4,655,664         4,222,105
Tranche B3, 3.288%-3.303%, 1/28/15(1)                                     7,411,433         6,706,769
Cedar Fair LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.50%, 4/1/16(1)                                               3,545,043         3,587,455
DineEquity, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6%, 9/21/17(1)                                                 4,585,733         4,665,241
Golden Nugget, Inc., Sr. Sec Credit Facilities 1st Lien Term
Loan, Tranche B, 3.084%, 6/30/14(1,4)                                     3,635,844         2,958,668
Golden Nugget, Inc., Sr. Sec Credit Facilities 1st Lien Term
Loan, Delayed Draw, 3.073%-3.084%, 6/8/14(1,4)                            1,897,425         1,544,029
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche 2L, 3.52%, 12/31/14(1)                                      2,528,348         1,289,458
Harrah's Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 3%, 1/28/15(1)                                     1,385,000         1,254,183


                      1 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                        Principal
                                                                          Amount           Value
                                                                     --------------   ---------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw:
Tranche A, 5%, 11/25/13(1)                                           $    1,987,705   $     1,991,680
Tranche B, 5%, 11/25/13(1)                                                2,259,953         2,264,473
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities Term
Loan, 5%, 11/25/13(1)                                                     5,649,883         5,661,183
Las Vegas Sands LLC, Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, Delayed Draw, 3.03%, 11/23/16(1)                               1,529,657         1,471,339
Las Vegas Sands LLC, Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 3.03%, 11/23/16(1)                                             6,864,956         6,619,164
MGM Mirage, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche E, 7%, 2/21/14(1)                                                17,123,056        16,235,876
Michael Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.25%-6.658%, 6/14/16(1)                                 7,504,037         7,622,850
Six Flags Entertainment Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%, 6/30/16(1)                             15,186,721        15,348,080
Turtle Bay Holding Co. LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 10.225%, 2/5/13(1,4)                                             295,476           291,044
Tranche B, 2.713%, 3/1/15(1,4)                                              607,056           515,998
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-on, 4.80%, 5/25/13(1)                                       2,452,823         2,463,554
Tranche B, 4.80%, 5/25/13(1)                                              5,522,043         5,546,202
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 4.80%, 5/25/11(1)                                           3,384,684         3,399,493
                                                                                      ---------------
                                                                                          136,517,765
HOUSEHOLD DURABLES--0.9%
NBTY, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.25%, 7/14/17(1)                                              7,525,000         7,640,983
Phillips-Van Heusen Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.75%, 3/15/16(1)                                   3,473,049         3,524,047
Spectrum Brands Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8%, 6/4/16(1)                                             5,836,213         5,964,337
Springs Window Fashions Division, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 3.063%, 12/30/12(1)                      2,022,274         1,936,327
                                                                                      ---------------
                                                                                           19,065,694
MEDIA--14.9%
Advanstar Communications, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 2.553%, 5/15/14(1)                                       10,853,784         9,144,313
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 10/8/16(1)                                           6,605,038         6,585,428
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.90%, 5/15/13(1,4)                                            1,691,483           972,603
Atlantic Broadband Finance LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 11/27/15(1)                                4,497,913         4,533,757
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities
Incremental Term Loan, 7.50%, 7/3/14(1)                                   6,893,939         6,988,731


                      2 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                        Principal
                                                                          Amount           Value
                                                                     --------------   ---------------
MEDIA CONTINUED
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities Term
Loan, 2.55%, 7/4/14(1)                                               $   20,837,848   $    19,652,696
Cequel Communications LLC, Sr. Sec. Credit Facilities Term Loan,
2.265%, 11/5/13(1)                                                        3,989,637         3,957,832
Charter Communications Operation LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.27%, 3/5/14(1)                                      3,331,481         3,294,948
Charter Communications Operation LLC, Sr. Sec. Credit Facilities
3rd Lien Term Loan, 2.761%, 9/1/14(1)                                     6,484,063         6,266,574
Charter Communications, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche T2 Add-on, 7.151%, 3/6/14(1)                               12,218,834        12,718,499
Cinram International, Inc., Sr. Sec. Credit Facilities Term Loan,
2.265%, 5/6/11(1)                                                        15,591,083        12,301,365
Citadel Broadcasting Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 3.25%, 11/29/16(1)                                  6,900,000         6,934,500
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 3.911%, 1/29/16(1)                         7,439,797         6,396,894
Dex Media West LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term
Loan, 7%, 10/24/14(1)                                                     6,812,462         6,226,106
Emmis Communications Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.283%-4.303%, 11/2/13(1)                                      2,674,934         2,360,630
Entercom Communications Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche A, 1.386%-3.329%, 6/30/12(1)                     10,569,685        10,309,851
Filmyard Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6%, 5/16/16(1)                                                      7,170,000         7,277,550
Filmyard Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10%, 11/16/16(1)                                                    1,085,000         1,101,275
FoxCo Acquisition Sub LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.397%, 7/14/15(1)                                            20,018,846        19,906,240
Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan,
4.52%-5.671%, 12/31/14(1)                                                20,141,477        19,730,248
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 2.25%-5.536%, 8/5/12(1)                                 19,954,760        19,636,741
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 3.75%, 4/3/18(1)                                    6,250,000         6,319,175
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities Term
Loan, 3.29%, 2/1/14(1)                                                    9,631,580         9,177,095
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche A, 4.511%-4.538%, 3/29/13(1)                               18,554,684        17,905,271
Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche E, 4.50%, 10/20/17(1)                             5,472,500         5,369,891
Mediacom Communications Corp./MCC Georgia LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche FA, 4.50%, 10/20/17(1)             6,965,000         6,880,842
Mediacom LLC, Sr. Sec. Credit Facilities Term Loan, Tranche D,
5.50%, 3/31/17(1)                                                         4,373,852         4,395,721
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
14.295%-14.683%, 11/15/13(1,4)                                            9,040,157         8,735,051


                      3 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                        Principal
                                                                          Amount           Value
                                                                     --------------   ---------------
MEDIA CONTINUED
Newport Television LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.877%, 9/14/16(1)                                        $   10,987,270   $    11,021,605
Newport Television LLC/High Plains Broadcasting Operating Co.
LLC, Sr. Sec. Credit Facilities Term Loan, 8.877%, 9/14/16(1)             3,005,084         3,014,475
Penton Media, Inc., Sr. Sec. Credit Facilities Exit Term Loan,
Tranche B, 4.781%, 8/1/14(1,4)                                            5,834,340         4,558,079
Sinclair Television Group, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.50%, 10/29/15(1)                                  5,750,000         5,830,259
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A, 8%, 9/28/14(1)                                                   401,784           357,587
Tranche B, 8%, 9/28/14(1,4)                                                 357,141           317,855
TWCC Holding Corp., Sr. Sec. Credit Facilities 1st Lien
Incremental Term Loan, 5%, 9/24/15(1)                                     7,244,920         7,300,764
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Incremental Term Loan, 6.761%-8.63%, 6/18/14(1)                           7,218,967         7,083,612
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 2.762%-4.685%, 6/30/14(1)                             425,320           394,661
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 8%, 6/30/15(1)                                            4,420,944         4,445,812
Zuffa LLC, Sr. Sec. Credit Facilities Incremental Term Loan,
Tranche B, 7.50%, 6/18/15(1)                                             16,575,449        17,072,712
                                                                                      ---------------
                                                                                          306,477,248
SPECIALTY RETAIL--1.8%
Claire's Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 2.75%-3.044%, 5/29/14(1)                                14,669,075        13,660,576
Leslie's Poolmart, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6%, 10/26/17(1)                                                8,580,000         8,652,398
Pilot Travel Centers LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.25%, 11/12/15(1)                                  7,527,645         7,651,851
Sports Authority, Inc. (The), Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.50%, 10/26/17(1)                                  2,000,000         2,005,000
Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6%, 8/11/16(1)                                      5,685,750         5,744,637
                                                                                      ---------------
                                                                                           37,714,462
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Visant Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7%, 9/22/16(1)                                          11,655,788        11,802,697
CONSUMER STAPLES--2.2%
FOOD & STAPLES RETAILING--0.2%
Rite Aid Corp., Sr. Sec. Credit Facilities Term Loan, Tranche 2,
2.02%, 6/4/14(1)                                                          5,200,842         4,743,912
FOOD PRODUCTS--1.3%
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan:
Tranche B1, 5%-5.50%, 2/1/17(1)                                           2,655,371         2,676,393


                      4 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                        Principal
                                                                          Amount           Value
                                                                     --------------   ---------------
FOOD PRODUCTS CONTINUED
Tranche C1, 5%-5.50%, 2/1/17(1)                                      $    6,594,459   $     6,646,668
Pierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7%-7.397%, 7/29/16(1)                                              10,035,001        10,005,728
Pierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.25%, 7/29/17(1)                                                  6,525,000         6,614,719
                                                                                      ---------------
                                                                                           25,943,508
PERSONAL PRODUCTS--0.7%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.965%, 3/5/15(1,4)                                                       1,318,177         1,166,586
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6%-6.164%, 8/15/15(1)                                                    13,318,101        13,385,728
                                                                                      ---------------
                                                                                           14,552,314
ENERGY--4.1%
ENERGY EQUIPMENT & SERVICES--2.7%
AL Gulf Coast Terminals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.75%, 6/2/16(1)                                    9,638,567         9,397,603
Bourland & Leverich Supply, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 11%, 8/15/15(1)                                                5,214,000         5,344,350
Hercules Offshore LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6%, 7/11/13(1)                                           7,500,568         7,033,126
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche I-A, 7.50%, 4/20/17(1)                                            2,062,515         2,081,529
Tranche I-M, 7.50%, 4/20/17(1)                                            1,259,796         1,271,410
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities Term
Loan, 7.50%, 4/20/17(1)                                                  15,565,189        15,708,684
Trident Exploration Corp., Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 12.50%, 5/17/14(1)                                       14,248,836        15,103,767
                                                                                      ---------------
                                                                                           55,940,469
OIL, GAS & CONSUMABLE FUELS--1.4%
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche D, 6%, 4/3/16(1)                                                  8,117,213         8,142,579
Venoco, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
4.313%, 5/7/14(1)                                                         7,979,076         7,661,572
Western Refining, Inc., Sr. Sec. Credit Facilities Term Loan,
10.603%, 2/8/14(1)                                                       12,435,763        12,681,369
                                                                                      ---------------
                                                                                           28,485,520
FINANCIALS--3.7%
CAPITAL MARKETS--0.6%
Fortress Investment Group LLC, Sr. Sec. Credit Facilities Term
Loan, 5.75%, 9/13/15(1)                                                   3,761,116         3,817,533
Nuveen Investments, Inc., Sr. Sec. Credit Facilities Term Loan,
3.288%-3.303%, 11/1/14(1)                                                 9,256,168         8,825,183
                                                                                      ---------------
                                                                                           12,642,716


                      5 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                        Principal
                                                                          Amount           Value
                                                                     --------------   ---------------
CONSUMER FINANCE--0.7%
American General Financial Services Co., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 7.25%, 4/16/15(1)                     $   15,000,000   $    15,229,695
INSURANCE--1.2%
ILFC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 7%, 3/5/16(1)                                                 8,653,846         8,816,106
International Lease Finance Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B1, 6.75%, 2/23/15(1)                             6,346,154         6,465,144
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 2.511%, 4/3/14(1)                                             10,594,523         9,111,289
                                                                                      ---------------
                                                                                           24,392,539
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.9%
Realogy Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Delayed Draw, Tranche B, 13.50%, 10/15/17                                17,290,000        18,943,356
THRIFTS & MORTGAGE FINANCE--0.3%
Green Tree Credit Solutions, Sr. Sec. Credit Facilities Term
Loan, 8%, 12/10/15(1)                                                     5,381,271         5,387,998
HEALTH CARE--9.9%
BIOTECHNOLOGY--0.4%
Grifols SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.25%, 6/4/16(1)                                               7,485,000         7,581,684
HEALTH CARE EQUIPMENT & SUPPLIES--2.6%
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2.261%, 4/30/13(1)                                                  4,274,420         4,194,868
Carestream Health, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 5.511%, 9/26/13(1)                                                  3,000,000         2,944,167
Caris Diagnostics, Sr. Sec. Credit Facilities Term Loan, 7.25%,
2/1/15(1)                                                                 7,675,510         7,560,377
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.25%, 12/1/16(1)                                              1,500,000         1,520,138
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.261%, 10/31/14(1)                                            8,018,276         7,908,026
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.75%, 5/23/16(1)                             10,255,500        10,370,874
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.50%, 7/9/17(1)                                              13,956,923        14,120,484
Renal Advantage Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.25%, 11/12/16(1)                             1,500,000         1,508,907
Rural/Metro Operating Co. LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6%, 10/18/16(1)                                3,000,000         3,034,350
                                                                                      ---------------
                                                                                           53,162,191
HEALTH CARE PROVIDERS & SERVICES--6.3%
Ardent Health Services LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.50%, 7/19/15(1)                                              9,925,000         9,929,139
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 8.50%, 4/14/15(1)                              6,002,354         5,947,330
Aveta, Inc./NAMM Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 8.50%, 4/14/15(1)                              6,002,354         5,947,330


                      6 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                        Principal
                                                                          Amount           Value
                                                                     --------------   ---------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Community Health Systems, Inc., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, 3.794%, 1/25/17(1)                    $    2,129,875   $     2,125,728
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 2.544%, 7/2/14(1)                                        4,236,434         4,137,675
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 2.544%, 7/2/14(1)                                       218,182           213,096
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B2, 3.553%, 3/31/17(1)                                                    3,226,781         3,226,110
HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
2.553%, 11/18/13(1)                                                       5,917,784         5,867,483
Healthspring, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6%, 8/27/16(1)                                           7,224,250         7,152,008
JW Childs Associates LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.25%, 9/10/16(1)                                                   7,579,063         7,659,590
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 4.31%, 3/31/14(1)                                        11,500,000        11,442,500
RehabCare Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6%, 11/3/15(1)                                           4,883,000         4,917,181
SHG Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.89%, 9/23/16(1)                                              9,562,556         9,544,626
Select Medical Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.284%-4.192%, 2/24/12(1)                                      3,803,635         3,763,221
Tranche T1 Add-on, 2.284%-4.192%, 2/24/12(1)                              3,336,243         3,300,795
Universal American Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 1.413%, 1/18/12(1)                                  6,986,175         6,567,004
Universal Health Services, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%, 5/16/16(1)                             10,335,000        10,487,183
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 1/15/16(1)                                 7,443,891         7,491,963
Warner Chilcott Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B3 Add-on, 6.25%, 4/30/15(1)                                1,081,254         1,089,964
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 6%, 10/30/14(1)                                                6,108,715         6,129,717
Tranche B1, 6.25%, 4/30/15(1)                                             2,389,702         2,408,246
Tranche B2, 6.25%, 4/30/15(1)                                             3,979,286         4,010,165
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st Lien Term
Loan, 6.50%, 7/31/16(1)                                                   5,970,000         6,025,969
                                                                                      ---------------
                                                                                          129,384,023
PHARMACEUTICALS--0.6%
PTS Acquisition Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 2.511%, 4/10/14(1)                                            12,706,489        12,102,931
Warner Chilcott Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B3, 6.50%, 2/20/16(1)                                         471,833           477,056
                                                                                      ---------------
                                                                                           12,579,987


                      7 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                        Principal
                                                                          Amount           Value
                                                                     --------------   ---------------
INDUSTRIALS--23.2%
AEROSPACE & DEFENSE--5.0%
AM General LLC, Sr. Sec. Credit Facilities Letter of Credit Term
Loan, 3.261%, 9/28/12(1)                                             $      510,035   $       461,582
AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
3.256%-3.258%, 9/30/13(1)                                                 9,983,909         9,035,438
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.75%, 9/16/13(1)                                                  11,518,246        11,647,826
DynCorp International LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.25%, 4/11/16(1)                                   9,180,847         9,261,179
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded Letter of
Credit Term Loan, 3.52%, 3/21/13(1)                                       3,450,532         3,364,269
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
3.55%, 3/21/13(1)                                                           602,246           587,190
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche A, 10.50%, 3/26/14(1)                                      18,047,243        18,004,002
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.25%, 12/30/12(1,4)                                          20,669,940        20,631,184
TransDigm Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 12/6/16(1)                                           5,335,000         5,396,689
Triumph Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.563%, 6/1/16(1)                                                   3,269,805         3,291,876
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan,
2.313%, 2/3/14(1)                                                        21,218,696        20,532,398
                                                                                      ---------------
                                                                                          102,213,633
AIR FREIGHT & LOGISTICS--0.5%
Evergreen International Aviation, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 10.489%, 10/31/11(1,4)                    10,982,440        10,900,071
BUILDING PRODUCTS--1.2%
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term
Loan, 7%, 1/21/16(1)                                                     15,522,000        15,114,548
Champion Opco LLC, Sr. Sec. Credit Facilities Term Loan, 7.397%,
5/11/13(1)                                                                1,271,266         1,277,622
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.231%, 2/6/11(2,3)                                            1,837,461           468,553
Goodman Global, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9%, 10/6/17(1)                                                        975,000         1,006,805
Summit Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 12/3/15(1)                                           7,670,000         7,674,794
                                                                                      ---------------
                                                                                           25,542,322
COMMERCIAL SERVICES & SUPPLIES--8.5%
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 3.75%, 11/29/17(1)                                        6,510,000         6,536,854
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 7.75%, 5/29/18(1)                                         3,781,000         3,796,597
Allied Security Holdings LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.644%, 1/29/15(1)                                       4,217,218         4,258,074


                      8 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                        Principal
                                                                          Amount           Value
                                                                     --------------   ---------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.262%-3.286%, 7/3/14(1)                                  $    5,408,919   $     5,146,079
Tranche B2, 6.75%, 3/31/15(1)                                            10,655,000        10,697,812
AutoTrader.com, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.25%, 12/14/16(1)                                       7,735,000         7,790,599
Booz Allen & Hamilton, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche C, 6%, 7/31/15(1)                                      3,168,000         3,182,652
Booz Allen & Hamilton, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.50%, 7/2/15(1)                                         1,944,316         1,956,468
Bright Horizons LP, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.50%, 5/21/15(1)                                              3,532,507         3,554,271
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
3.261%-3.271%, 11/9/14(1)                                                 4,956,396         4,714,773
Evertec, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7%-7.397%, 7/1/16(1)                                           5,147,100         5,180,881
Fidelity National Information Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/18/16(1)               9,541,088         9,660,351
Fifth Third Processing Solutions LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.50%, 10/28/16(1)                         4,575,000         4,618,463
Fifth Third Processing Solutions LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 8.25%, 10/30/17(1)                                      480,000           489,600
First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-1, 3.011%, 9/24/14(1)                                          11,889,907        10,987,950
Tranche B-2, 3.016%, 9/24/14(1)                                           9,488,438         8,768,654
Tranche B-3, 3.016%, 9/24/14(1)                                           2,859,727         2,646,240
Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.25%, 5/18/16(1)                                              3,582,000         3,619,314
Interactive Data Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.75%, 11/3/16(1)                                        9,552,000         9,701,212
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.50%, 5/30/16(1)                                              4,800,000         4,848,000
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.75%, 10/26/16(1)                                                        4,760,000         4,883,465
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10%, 6/22/13(1)                                                  555,000           492,563
New Customer Service, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6%, 3/5/16(1)                                                  9,428,570         9,390,274
Rental Service Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 3.80%, 11/15/12(1)                                                 11,063,496        10,836,695
Sedgwick CMS Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.50%, 6/30/16(1)                                   4,825,750         4,858,927
TransUnion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.75%, 6/15/17(1)                                              6,925,200         7,034,272
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 3.304%, 2/21/15(1)                                 12,309,057        11,816,694


                      9 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                        Principal
                                                                          Amount           Value
                                                                     --------------   ---------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
West Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B4, 4.511%-4.707%, 7/15/16(1)                                $    5,893,986   $     5,919,247
Workflow Management, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 10%, 10/17/11(1)                                    8,738,320         7,995,563
                                                                                      ---------------
                                                                                          175,382,544
CONSTRUCTION & ENGINEERING--0.2%
Custom Building Products, Sr. Sec. Credit Facilities Term Loan,
5.75%, 3/19/15(1)                                                         4,642,373         4,677,191
ELECTRICAL EQUIPMENT--1.9%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4%, 11/17/16(1)                                          1,310,000         1,314,913
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 7.75%, 5/17/17(1)                                                   1,745,000         1,751,544
BNY ConvergEx Group, LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 3.75%, 11/29/16(1)                                 12,500,000        12,604,163
CCC Information Services Group, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4%, 11/29/15(1)                            1,500,000         1,512,638
Freescale Semiconductor Holdings, Inc., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.508%, 12/1/16(1)                        21,752,603        21,127,215
                                                                                      ---------------
                                                                                           38,310,473
INDUSTRIAL CONGLOMERATES--0.5%
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.50%, 4/26/16(1)                                        5,442,650         5,468,165
Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan,
10.849%, 10/1/13(1)                                                       5,855,286         4,947,717
                                                                                      ---------------
                                                                                           10,415,882
MACHINERY--2.8%
Bucyrus International, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche C, 4.25%, 12/21/16(1)                                 13,733,419        13,862,169
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8%, 8/21/14(1)                                                 4,618,184         4,668,213
Nacco Materials, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Delayed Draw, 2.011%-2.193%, 3/21/13(1)                                   8,970,439         8,634,048
Pinafore LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.25%, 9/7/16(1)                                               9,619,559         9,766,431
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 2.77%, 7/2/14(1)                                              19,806,345        17,479,099
Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 2.77%, 7/2/14(1)                                            2,484,504         2,192,575
                                                                                      ---------------
                                                                                           56,602,535
MARINE--0.1%
Transtar Industries, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.50%, 12/1/15(1)                                              2,800,000         2,835,000
ROAD & RAIL--1.9%
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.50%, 11/22/16(1)                                            15,455,000        15,495,569


                     10 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                        Principal
                                                                          Amount           Value
                                                                     --------------   ---------------
ROAD & RAIL CONTINUED
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term
Loan, 6.50%, 10/12/14(1)                                             $   24,768,072   $    22,910,467
                                                                                      ---------------
                                                                                           38,406,036
TRADING COMPANIES & DISTRIBUTORS--0.6%
CIT Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Delayed Draw, Tranche 3, 4.50%-6.25%, 7/27/15(1)                         12,604,708        12,875,181
INFORMATION TECHNOLOGY--4.0%
INTERNET SOFTWARE & SERVICES--0.7%
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 3.034%, 10/26/14(1)                                           5,449,458         5,164,337
Savvis Communications Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.75%, 7/9/16(1)                                   10,174,500        10,344,607
                                                                                      ---------------
                                                                                           15,508,944
IT SERVICES--2.5%
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
4.52%-4.56%, 12/20/12(1)                                                  8,792,543         8,748,581
Datatel, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan,
6.50%-6.658%, 12/9/15(1)                                                  1,919,678         1,929,277
Datatel, Inc., Sr. Sec Credit Facilities 2nd Lien Term Loan,
10.25%, 12/15/16(1)                                                       4,465,000         4,559,881
Dupont Fabros Technology LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.75%, 12/2/14(1)                                             15,500,000        15,383,750
Telcordia Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.75%, 4/9/16(1)                                               8,447,575         8,521,491
Vertafore, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan,
6.75%, 7/31/16(1)                                                        11,433,772        11,505,233
                                                                                      ---------------
                                                                                           50,648,213
OFFICE ELECTRONICS--0.6%
CDW Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.26%, 10/10/14(1)                                                    12,411,053        12,274,011
SOFTWARE--0.2%
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.50%, 11/4/16(1)                                                         4,743,113         4,766,828
MATERIALS--9.9%
CHEMICALS--4.7%
AZ Chem US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.75%, 11/4/16(1)                                                         2,305,213         2,335,469
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term
Loan, Tranche B, 5.50%, 8/11/16(1)                                        5,356,000         5,416,255
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan:
Tranche C1-B, 4.063%, 5/5/15(1)                                           5,888,531         5,831,117
Tranche C2-B, 4.063%, 5/5/15(1)                                           2,629,038         2,603,405


                     11 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                        Principal
                                                                          Amount           Value
                                                                     --------------   ---------------
CHEMICALS CONTINUED
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche C4-B, 4.063%, 5/5/15(1)                                $    4,818,509   $     4,782,370
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan:
Tranche B2, 7.501%, 12/16/13(1)                                           6,876,191         7,108,262
Tranche C2, 8.001%, 12/16/14(1)                                           7,018,397         7,255,268
JT Baker Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.25%, 9/20/16(1)                                                   2,510,000         2,535,100
K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 10%, 7/20/15(1)                                                3,800,000         3,762,000
Momentive Performance Materials, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 2.563%, 12/4/13(1)                                 10,726,556        10,465,815
Omnova Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.75%, 4/12/17(1)                                        2,410,000         2,434,100
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
3.52%-3.54%, 7/30/14(1)                                                   1,979,696         1,906,282
PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.77%,
7/30/15(1)                                                               19,555,358        18,809,810
Styron Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.50%, 5/21/16(1)                                              4,618,908         4,695,411
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.25%, 11/30/16(1)                                             7,531,125         7,587,608
Univar, Inc., Sr. Sec. Credit Facilities Term Loan, 6.25%,
6/30/17(1)                                                                8,698,200         8,736,255
                                                                                      ---------------
                                                                                           96,264,527
CONSTRUCTION MATERIALS--0.2%
Henry Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%,
12/2/16(1)                                                                5,000,000         5,025,000
CONTAINERS & PACKAGING--3.7%
Anchor Glass Container Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6%, 2/18/16(1)                                                10,272,693        10,324,056
Anchor Glass Container Corp., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10%, 8/2/16(1)                                                12,000,000        11,955,000
Consolidated Container Co., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 5.75%, 9/28/14(1)                                             19,000,000        16,055,000
Graham Packaging Co. LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche D, 6%, 8/9/16(1)                                            4,987,500         5,051,924
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan,
Tranche C, 6.75%, 4/5/14(1)                                               6,581,793         6,659,366
Hilex Poly Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 11.25%, 9/21/15(1)                                       4,670,000         4,599,950
Multi-Packaging Solutions, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7%, 4/26/16(1)                                            3,939,000         3,958,695
Reynolds Group Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.50%, 3/16/16(1)                                  10,000,000        10,111,080
Reynolds Packaging Group, Sr. Sec. Credit Facilities Term Loan,
Tranche 1S, 6.75%, 5/5/16(1)                                              6,869,296         6,940,854
                                                                                      ---------------
                                                                                           75,655,925


                     12 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                        Principal
                                                                          Amount           Value
                                                                     --------------   ---------------
METALS & MINING--0.5%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan,
2.408%, 12/19/13(2,3)                                                $      837,221   $            84
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.25%-6.658%, 7/11/16(1)                                 5,069,036         5,092,268
Novelis, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.75%, 11/29/16(1)                                             4,800,000         4,869,000
                                                                                      ---------------
                                                                                            9,961,352
PAPER & FOREST PRODUCTS--0.8%
Smurfit-Stone Container Enterprises, Sr. Sec. Credit Facilities
1st Lien Exit Term Loan, Tranche B, 6.75%, 1/2/16(1)                      8,955,000         9,118,429
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 9%-9.123%, 9/29/16(1)                                          7,281,750         7,245,341
                                                                                      ---------------
                                                                                           16,363,770
TELECOMMUNICATION SERVICES--3.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 2.511%-2.553%, 5/31/14(1)                                    21,815,061        20,942,458
Level 3 Communications, Inc., Sr. Sec. Credit Facilities Term
Loan, 2.539%, 3/16/14(1)                                                  9,661,119         9,153,910
U.S. Telepacific Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 9.25%, 7/15/15(1)                                        9,925,000        10,038,721
Vonage Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 9.75%, 12/1/15(1)                                        8,700,000         8,678,250
                                                                                      ---------------
                                                                                           48,813,339
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Global Tel*Link, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.25%, 10/13/16(1)                                                        7,122,150         7,053,898
Global Tel*Link, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
13%, 10/13/17(1)                                                          4,760,000         4,694,550
Syniverse Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 3.75%, 10/28/17(1)                                             4,185,000         4,242,544
                                                                                      ---------------
                                                                                           15,990,992
UTILITIES--5.2%
ELECTRIC UTILITIES--4.9%
BRSP LLC, Sr. Sec. Credit Facilities Term Loan, 7.50%, 6/24/14(1)         7,770,024         7,828,299
Bosque Power Co. LLC, Sr. Sec. Credit Facilities Term Loan,
5.566%, 1/16/15(2)                                                        4,812,985         3,405,187
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%,
4/21/17(1)                                                               17,771,209        18,094,698
Coleto Creek Power LP, Sr. Sec. Credit Facilities Letter of
Credit Term Loan, 3.053%, 6/28/13(1)                                      2,365,066         2,278,840
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.016%-3.053%, 6/28/13(1)                                     17,232,388        16,604,130
GenOn Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6%, 9/8/17(1)                                            6,014,925         6,073,823


                     13 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                        Principal
                                                                          Amount           Value
                                                                     --------------   ---------------
ELECTRIC UTILITIES CONTINUED
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 2.053%, 8/16/12(1)                                        $    7,682,905   $     7,212,327
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 3.803%, 8/16/13(1)                                            10,000,000         8,593,750
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Letter
of Credit Term Loan, 2.011%, 8/16/12(1)                                   1,396,547         1,311,009
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 2.053%, 8/16/12(1)                                      611,490           574,037
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
5.492%, 2/15/15(1,4)                                                     16,472,228        11,660,971
Texas Competitive Electric Holdings Co. LLC, Sr. Sec. Credit
Facilities Term Loan:
Tranche B1, 3.764%, 10/10/14(1)                                           4,174,492         3,234,993
Tranche B3, 3.764%, 10/10/14(1)                                          16,677,144        12,899,204
Texas Competitive Electric Holdings Co. LLC, Sr. Sec. Credit
Facilities Term Loan, Delayed Draw, 3.764%, 10/10/14(1)                   1,728,125         1,328,256
                                                                                      ---------------
                                                                                          101,099,524
WATER UTILITIES--0.3%
Entegra TC LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Tranche B, 2.803%, 4/19/14(1)                                             6,283,672         6,023,164
                                                                                      ---------------
Total Corporate Loans (Cost $1,890,411,176)                                             1,939,380,792
LOAN PARTICIPATIONS--0.1%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 12.50%, 7/20/15 (Cost $1,493,444)                              1,630,000         1,767,531
CORPORATE BONDS AND NOTES--2.4%
Aleris International, Inc., 6% Bonds, 7/1/20                                 43,747            43,747
Berry Plastics Corp., 5.039% Sr. Sec. Nts., 2/15/15(1)                    3,530,000         3,424,100
Berry Plastics Holding Corp., 4.177% Sr. Sec. Nts., 9/15/14(1)            8,685,000         7,990,200
Lyondell Chemical Co., 11% Sr. Sec. Nts., 5/1/18                          6,485,120         7,376,806
NXP BV/NXP Funding LLC, 3.039% Sr. Sec. Nts., 10/15/13(1)                22,970,000        22,711,588
Verso Paper Holdings LLC, 4.037% Sr. Sec. Nts., Series B,
8/1/14(1)                                                                 8,177,500         7,400,638
Wellman, Inc., 5% Cv. Nts., 1/30/19(2,4)                                  1,050,081           635,572
                                                                                      ---------------
Total Corporate Bonds and Notes (Cost $50,831,502)                                         49,582,651

                                                                         Shares
                                                                     --------------
PREFERRED STOCKS--0.0%
Alpha Media Group, Inc., Preferred(3) (Cost $0)                                 105                --
COMMON STOCKS--1.0%
Aleris Holding Co.(3)                                                        50,627         2,670,574
Alpha Media Group, Inc.(3)                                                      784                --
Champion Opco LLC(3)                                                        237,986           654,462
Levlad LLC(3)                                                                 7,730            38,649
Metro-Goldwyn-Mayer Studios, Inc.(3)                                        485,598        11,411,553
Star Tribune Holdings Corp.(3)                                               13,000           273,000
Turtle Bay Holding Co. LLC(3)                                               293,838           381,990


                     14 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                         Shares            Value
                                                                     --------------   ---------------
Wellman, Inc.(3)                                                                973   $            --
Young Broadcasting, Inc.(3)                                                   1,986         4,816,050
                                                                                      ---------------
Total Common Stocks (Cost $18,689,349)                                                     20,246,278

                                                                          Units
                                                                     --------------
RIGHTS, WARRANTS AND CERTIFICATES--0.8%
Champion Opco LLC Wts., Strike Price $0.000001, Exp. 1/27/20(3)              86,682                --
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp.
12/18/16(3)                                                                   6,081         2,584,425
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp.
12/24/24(3)                                                                   5,382        13,051,350
                                                                                      ---------------
Total Rights, Warrants and Certificates (Cost $12,473,813)                                 15,635,775

                                                                         Shares
                                                                     --------------
INVESTMENT COMPANY--8.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%(5,6)
(Cost $181,773,415)                                                     181,773,415       181,773,415
                                                                     --------------   ---------------
TOTAL INVESTMENTS, AT VALUE (COST $2,155,672,699)                             107.3%    2,208,386,442
Liabilities in Excess of Other Assets                                          (7.3)     (150,283,414)
                                                                     --------------   ---------------
Net Assets                                                                    100.0%  $ 2,058,103,028
                                                                     ==============   ===============

Footnotes to Statement of Investments

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Issue is in default. See accompanying Notes.

(3.) Non-income producing security.

(4.) Interest or dividend is paid-in-kind, when applicable.

(5.) Rate shown is the 7-day yield as of December 31, 2010.

(6.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                     SHARES            GROSS         GROSS           SHARES
                                               SEPTEMBER 30, 2010    ADDITIONS     REDUCTIONS   DECEMBER 31, 2010
                                               ------------------   -----------   -----------   -----------------
Oppenheimer Institutional Money Market Fund,
   Cl. E                                            65,241,563      314,331,852   197,800,000      181,773,415

                                                   VALUE       INCOME
                                               ------------   -------
Oppenheimer Institutional Money Market Fund,
   Cl. E                                       $181,773,415   $58,019


                     15 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:

                                         LEVEL 1--           LEVEL 2--          LEVEL 3--
                                    UNADJUSTED QUOTED   OTHER SIGNIFICANT      SIGNIFICANT
                                          PRICES        OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                                    -----------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Corporate Loans                        $         --       $1,939,380,708         $        84      $1,939,380,792
Loan Participations                              --            1,767,531                  --           1,767,531
Corporate Bonds and Notes                        --           48,903,332             679,319          49,582,651
Preferred Stocks                                 --                   --                  --                  --
Common Stocks                                    --           14,775,766           5,470,512          20,246,278
Rights, Warrants and Certificates                --                   --          15,635,775          15,635,775
Investment Company                      181,773,415                   --                  --         181,773,415
                                       ------------       --------------         -----------      --------------
Total Assets                           $181,773,415       $2,004,827,337         $21,785,690      $2,208,386,442
                                       ============       ==============         ===========      ==============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's


                     16 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

As of December 31, 2010, securities with an aggregate market value of $1,941,148,323, representing 94.32% of the Fund's net assets were comprised of loans.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the borrower or issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of December 31, 2010 is as follows:

Cost                                $13,267,036
Market Value                        $ 4,610,662
Market Value as a % of Net Assets          0.22%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market


                     17 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                     18 | Oppenheimer Master Loan Fund, LLC

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2011